Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfii-20170410_SupplementTextBlock

JOHN HANCOCK BOND TRUST	JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK FUNDS II	JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK FUNDS III	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK CAPITAL SERIES	JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK CURRENT INTEREST
JOHN HANCOCK INVESTMENT TRUST

Supplement dated April 10, 2017 to the current Prospectus, as may be supplemented

Effective immediately, the introductory paragraph to the Shareholder fees and expenses table in the summary section of the prospectus for each series of the trusts listed above with Class A shares is amended to include the following sentence:

Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Blue Chip Growth Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Equity Income Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager Lifestyle Aggressive Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager Lifestyle Balanced Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager Lifestyle Conservative Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager Lifestyle Growth Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager Lifestyle Moderate Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Natural Resources Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (New Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Spectrum Income Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (International Small Company Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Small Cap Value Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Strategic Income Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2010 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2015 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2020 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2025 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2030 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2035 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2040 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2045 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2050 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2055 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multimanager 2060 Lifetime Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Emerging Markets Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Floating Rate Income Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Alternative Asset Allocation Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Technical Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Global Income Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Short Duration Credit Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Emerging Markets Debt Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Absolute Return Currency Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Fundamental All Cap Core Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Fundamental Large Cap Core Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Fundamental Large Cap Value Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Diversified Strategies Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Redwood Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Global Absolute Return Strategies Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Fundamental Global Franchise Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Asia Pacific Total Return Bond Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Global Equity Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multi-Index Lifestyle Aggressive Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multi-Index Lifestyle Balanced Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multi-Index Lifestyle Conservative Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multi-Index Lifestyle Growth Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Multi-Index Lifestyle Moderate Portfolio)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).

(John Hancock Funds II - Supplement) | (Income Allocation Fund)
Prospectus:	rr_ProspectusTable
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers).